Guarantees and Contingent Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Wilton Reassurance Life Company of New York
Guarantees and Contingent Liabilities
Guarantor obligations, statutory reserves for annuities	$ 599.6	$ 557.2
Guaranty funds
Guarantees and Contingent Liabilities
Liability for insurance assessments	3.0	4.0
Insurance assessments, premium tax offsets	$ 5.0	$ 6.0